                                 AIM CHINA FUND
                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                       AIM INTERNATIONAL TOTAL RETURN FUND
                                 AIM JAPAN FUND
                              AIM LIBOR ALPHA FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                         Supplement dated March 30, 2007
       to the Statement of Additional Information dated February 28, 2007 as supplemented March 23, 2007

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM LIBOR ALPHA FUND" on page H-1 and H-2 of the Statement of Additional Information. The following table reflects information as of October 31, 2006 (except as noted):




                                        OTHER REGISTERED MUTUAL          OTHER POOLED
                            DOLLAR         FUNDS (ASSETS IN           INVESTMENT VEHICLES            OTHER ACCOUNTS
     PORTFOLIO             RANGE OF             MILLIONS)             (ASSETS IN MILLIONS)       (ASSETS IN MILLIONS)(2)
     MANAGERS            INVESTMENTS    -----------------------------------------------------------------------------------
                           IN EACH        NUMBER                      NUMBER                      NUMBER
                           FUND(1)          OF          ASSETS          OF           ASSETS         OF           ASSETS
                                         ACCOUNTS                     ACCOUNTS                    ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
                                                  AIM LIBOR ALPHA FUND
---------------------------------------------------------------------------------------------------------------------------
Brian K. Caldwell(3)         None            2         $28.5(4)          2            $92.8(4)        18       $3,258.5(4)

Jennifer L. Gilmore(3)       None            2         $28.5(4)          5           $303.7(4)        18       $2,108.4(4)

Brian P. Norris(3)           None            2         $28.5(4)         None           None           34       $1,095.0(4)

J. Greg Wessel(3)            None            2         $28.5(4)          6         $1,381.9(4)        26       $2,994.3(4)

--------------------------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(3) Messrs. Caldwell, Norris and Wessel and Ms. Gilmore began serving as portfolio managers on AIM LIBOR Alpha Fund on March 28, 2007. The information provided for Messrs. Caldwell, Norris and Wessel and Ms. Gilmore is as of February 28, 2007.

(4) Assets under management include book value for certain stable value accounts managed by these individuals, and market value for non-stable value accounts.